UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	11/30/07

The following Form N-Q relates only to Dreyfus Tax Managed Balanced Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Balanced Fund - Equity
November 30, 2007 (Unaudited)

Common Stocks--43.0%	Shares	Value ($)

Consumer Discretionary--3.5%
Home Depot	280	7,997
McDonald's	380	22,219
McGraw-Hill Cos.	870	42,700
News, Cl. A	1,350	28,444
Target	380	22,823
		124,183
Consumer Staples--11.8%
Altria Group	1,140	88,418
Coca-Cola	1,060	65,826
Estee Lauder Cos., Cl. A	170	7,630
Kraft Foods, Cl. A	259	8,948
Nestle, ADR	480	57,590
PepsiCo	670	51,710
Procter & Gamble	870	64,380
SYSCO	480	15,605
Wal-Mart Stores	380	18,202
Walgreen	870	31,833
Whole Foods Market	280 a	12,043
		422,185
Energy--8.9%
Chevron	670	58,806
ConocoPhillips	670	53,627
Exxon Mobil	1,250	111,450
Halliburton	480	17,573
Occidental Petroleum	280	19,536
Total, ADR	480 a	38,842
Transocean	133 b	18,249
		318,083
Financial--7.1%
American Express	380	22,412
Ameriprise Financial	280	16,433
Bank of America	770	35,520
Citigroup	1,150	38,295
HSBC Holdings, ADR	480	41,040
JPMorgan Chase & Co.	770	35,127
Merrill Lynch & Co.	480	28,771
Prudential Financial	190	17,887
SunTrust Banks	240	16,826
		252,311
Health Care--2.7%
Abbott Laboratories	480	27,605
Eli Lilly & Co.	180	9,531
Johnson & Johnson	580	39,289
Medtronic	200	10,170
Thermo Fisher Scientific	150 b	8,646
		95,241
Industrial--4.1%
Caterpillar	380	27,322
Emerson Electric	570	32,501
General Electric	1,530	58,584
United Technologies	380	28,413
		146,820

Information Technology--4.0%
Automatic Data Processing			480	21,629
Cisco Systems			480 b	13,450
Intel			2,120	55,290
Microchip Technology			190	5,470
Microsoft			670	22,512
QUALCOMM			190	7,748
Texas Instruments			480	15,154
				141,253
Materials--.9%
Praxair			380	32,444
Total Common Stocks
(cost $1,313,039)				1,532,520

Long-Term Municipal	Coupon	Maturity	Principal
Investments--53.7%	Rate (%)	Date	Amount ($)	Value ($)

California--5.6%
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/45	100,000	97,439
Sweetwater Union High School
District Public Financing
Authority, Special Tax Revenue
(Insured; FSA)	5.00	9/1/27	100,000	103,202
Georgia--2.9%
Atlanta,
Water and Wastewater Revenue
(Insured; FSA)	5.00	11/1/43	100,000	102,612
Hawaii--2.9%
Kauai County,
GO (Insured; FGIC)	5.00	8/1/29	100,000	104,360
Kansas--6.0%
Butler County Unified School
District Number 490, GO
Improvement (Insured; FSA)	5.00	9/1/29	100,000	110,138
Kansas Development Finance
Authority, Revenue (Kansas
Department of
Administration-Comprehensive
Transportation Program)
(Insured; FGIC)	5.00	11/1/25	100,000	104,722
Kentucky--3.0%
Kentucky Economic Development
Finance Authority, MFHR
(Christian Care Communities
Projects) (Collateralized;
GNMA)	5.25	11/20/25	100,000	105,904
Michigan--2.9%
Michigan Hospital Finance
Authority, HR (Sparrow
Obligated Group) (Insured;
MBIA)	5.00	11/15/36	100,000	101,521
Minnesota--2.8%
Chaska,
Electric Revenue	5.00	10/1/30	100,000	101,124
Nebraska--2.9%
Lincoln,
Electric System Revenue	5.00	9/1/29	100,000	104,065

Nevada--2.9%
Clark County,
Airport System Revenue
(Insured; AMBAC)	5.00	7/1/40	100,000	102,180
New Jersey--2.8%
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hunterdon Medical Center
Issue)	5.13	7/1/35	100,000	100,582
New York--5.5%
New York State Dormitory
Authority, Mental Health
Services Facilities
Improvement Revenue (Insured;
AMBAC)	5.00	2/15/30	100,000	103,011
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/45	100,000	94,602
North Carolina--3.1%
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue	5.00	1/15/45	100,000	109,152
South Carolina--2.9%
South Carolina Transportation
Infrastructure Bank, Revenue
(Insured; AMBAC)	5.00	10/1/33	100,000	103,414
Texas--5.8%
North Harris County Regional Water
Authority, Senior Lien Revenue
(Insured; MBIA)	5.00	12/15/32	100,000	103,506
Trinity River Authority,
Regional Wastewater System
Revenue (Insured; MBIA)	5.00	8/1/29	100,000	104,095
U.S. Related--1.7%
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/36	250,000	59,835
Total Long-Term Municipal Investments
(cost $1,901,609)				1,915,464
Short-Term Municipal
Investments--2.8%

Alabama;
West Jefferson Industrial
Development Board, PCR
(Alabama Power Company Project)
(cost $100,000)	3.55	12/1/07	100,000 [c]	100,000

Investment of Cash Collateral for
Securities Loaned--1.3%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $46,512)			46,512 [d]	46,512

Total Investments (cost $3,361,160)			100.8%	3,594,496
Liabilities, Less Cash and Receivables			(.8%)	(26,837)
Net Assets			100.0%	3,567,659

a	All or a portion of these securities are on loan. At November 30, 2007, the total market value of the fund's securities on loan is $45,796 and the total market value of the collateral held by the fund is $46,512.
b	Non-income producing security.
c	Securities payable on demand. Variable interest rate--subject to periodic change.
d	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust:
- Dreyfus Tax Managed Balanced Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 24, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 24, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)